Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Joint Ventures (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [Line Items]
Cash and cash equivalents	¥ 123,606	¥ 134,698	¥ 33,652	¥ 20,254
Other financial liabilities, current	28,003	24,497
Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Cash and cash equivalents	1,863	2,251
Other financial liabilities, current